Revenue (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue recognized included in contract liabilities	$ 400,000	$ 800,000	$ 900,000	$ 1,600,000	$ 2,400,000	$ 2,700,000
Sales with variable considerations			$ 0	$ 0	$ 2,700,000	$ 2,700,000